CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of Stockholders' Equity [Abstract]
Translation adjustment functional to reporting currency, tax expense	¥ 0	¥ 0